LEASES (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022	$ 10,000	$ 23
2023	21,000	24
2024	16,000	17
Total undiscounted lease payments	47,000	64
Less: Transactions with stockholders	(4,000)	(7)
Lease liabilities	$ 43,000	$ 57